PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	December 31,
	2016	2015
Cost:
Computers and electronic equipment	$179	$146
Office furniture and equipment	122	84
Clinical and medical equipment	15	15
Leasehold improvement	96	93

	412	338

Accumulated depreciation:
Computers and electronic equipment	92	50
Office furniture and equipment	12	7
Clinical and medical equipment	13	12
Leasehold improvement	55	42

	172	111

Depreciated cost	$240	$227